S000003996 [Member] Investment Objectives and Goals - Putnam Sustainable Retirement Maturity Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary Putnam Retirement Advantage Plus Maturity Fund (formerly, Putnam Sustainable Retirement Maturity Fund)
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks as high a rate of current income as the Investment Manager (as defined below) believes is consistent with preservation of capital.